Commitments and Contingencies	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
Commitments and Contingencies

a)
In May 2013, the Partnership entered into an agreement with Equinor, on behalf of the field license partners, to provide an FSO unit for the Gina Krog oil and gas field located in the North Sea. A new FSO unit was converted from the Randgrid shuttle tanker to service the contract with Equinor and commenced operations in late-2017. In November 2017, the Partnership received a statement of claim from Sembcorp Marine Ltd. (or Sembcorp), the shipyard which completed the conversion of the FSO unit, relating to disputed variation orders in the amount of approximately $100 million. During the year ended December 31, 2018, the Partnership filed its defense relating to this claim. As at December 31, 2018, the Partnership has accrued its best estimate for the potential liability related to these disputes to the cost of the FSO unit conversion. The Partnership estimates that the range of possible losses, in addition to what has already been accrued as of December 31, 2018, is between nil and $14 million.

b)
In August 2014, the Partnership acquired 100% of the outstanding shares of Logitel, a Norway-based company focused on high-end UMS. At the time of the transaction, affiliates of Logitel were parties to construction contracts for three UMS newbuildings ordered from the COSCO (Nantong) Shipyard (or COSCO) in China. The Partnership took delivery of one of the UMS newbuildings, the Arendal Spirit UMS, in February 2015.

In June 2016, the Partnership canceled the UMS construction contracts for the two remaining UMS newbuildings, the Stavanger Spirit and the Nantong Spirit. As a result of this cancellation, during 2016, the Partnership wrote-off $43.7 million of assets related to these newbuildings and reversed contingent liabilities of $14.5 million associated with the delivery of these assets (see notes 3 and 18). An estimate of the potential damages for the cancellation of the Stavanger Spirit newbuilding contract is based on the amount due for the final yard installment of approximately $170 million less the estimated fair value of the Stavanger Spirit. Given the unique design of the vessel as well as the lack of recent sale and purchase transactions for this type of asset, the value of this vessel, and thus ultimately the amount of potential damages that may result from the cancellation, is uncertain. During December 2017, Logitel Offshore Rig II Pte Ltd., the single-purpose subsidiary relating to the Stavanger Spirit, received a notice of arbitration from COSCO to arbitrate all disputes arising from the cancellation of the construction contract of the Stavanger Spirit UMS and during March 2018, COSCO commenced arbitration against Logitel Offshore Rig II Pte Ltd. and Logitel Offshore Pte. Ltd. claiming $186.2 million plus interest, damages and costs. Pursuant to the Stavanger Spirit newbuilding contract and related agreements, COSCO only has recourse to the single-purpose subsidiary that was a party to the Stavanger Spirit newbuilding contract and its immediate parent company, Logitel Offshore Pte. Ltd., for damages incurred. Logitel Offshore Rig II Pte Ltd. and Logitel Offshore Pte. Ltd. are disputing this claim.

The Partnership's estimate of potential damages for the cancellation of the Nantong Spirit newbuilding contract is based upon estimates of a number of factors, including accumulated costs incurred by COSCO, sub-supplier contract cancellation costs, as well as how such costs are treated under the termination provisions in the contract. The Partnership estimates that the amount of potential damages faced by it in relation to the cancellation of the Nantong Spirit contract could range between $10 million and $40 million. Pursuant to the Nantong Spirit newbuilding contract, COSCO only has recourse to the single-purpose subsidiary that was a party to the Nantong Spirit newbuilding contract, and subject to the pre-action disclosure proceedings referred to above. During June 2017, Logitel Offshore Rig III LLC, the single-purpose subsidiary relating to the Nantong Spirit, received a claim from COSCO for $51.9 million for the unpaid balance for work completed, cancellation costs and damages, and during the third quarter of 2017, COSCO commenced arbitration against Logitel Offshore Rig III LLC. Logitel Offshore Rig III LLC is disputing this claim.

As at December 31, 2018, the Partnership's subsidiaries have accrued $43 million in the aggregate related to the above claims.

c)
In December 2014, the Partnership acquired the Petrojarl I FPSO unit from Teekay Corporation for $57 million. The Petrojarl I underwent upgrades at the Damen Shipyard Group’s DSR Schiedam Shipyard (or Damen) in the Netherlands prior to being moved to the Aibel AS shipyard (or Aibel) in Norway where its upgrades were completed. The FPSO unit commenced operations in May 2018 under a five-year charter contract with Atlanta Field B.V. and a service agreement with QGEP.

During 2017, Damen commenced a formal arbitration with Petrojarl I L.L.C. (a wholly-owned subsidiary of the Partnership) as to the settlement of shipyard costs. During May 2018, the Partnership received a statement of case from Damen claiming $150 million for additional costs allegedly incurred by Damen in respect of the work and interest thereon. The Partnership served its defense to these claims on October 31, 2018 disputing the claims brought by Damen and bringing counterclaims against Damen (including a claim for abatement of the contract price) in excess of $100 million. As of December 31, 2018, the Partnership had not accrued for any potential liability relating to these claims as the Partnership's best estimate is that the arbitration will not result in a net award, which would require an amount to be paid to Damen in excess of amounts already paid as at December 31, 2018.

d)
In October 2016, the Partnership received a claim from Royal Dutch Shell Plc (or Shell) for liquidated damages of $23.6 million based on Shell's allegation that the Petrojarl Knarr FPSO unit did not meet the completion milestone on time. In August 2017, Shell served the Partnership with a notice of arbitration. Shell is also claiming that the Partnership's inability to meet the completion milestone within the specified grace period in effect triggered a 20% reduction in the price for which Shell may purchase the Petrojarl Knarr FPSO unit from the Partnership pursuant to a purchase option agreement. In a counterclaim, the Partnership has alleged that the completion milestone was met within the grace period and that Shell caused delays due to certain defaults in Shell’s specifications, as well as other events. The Partnership claims that, due to delays caused by Shell, the Partnership is entitled to the daily lease rate under the contract for the unit commencing prior to when Shell actually started paying such rate and that Shell is not entitled to a reduction in the purchase option price. The duration of the period that the Partnership claims to be entitled to receive additional daily lease payments is in dispute. Uncertainty exists as to the resolution of the various claims. The Partnership has commenced arbitration proceedings with Shell and initial claim and defense submissions have been filed. The Partnership's claims submitted in the arbitration exceed Shell's claim for liquidated damages of $23.6 million, which the Partnership estimates to be the maximum possible loss. As of December 31, 2018, the Partnership had not accrued for any potential liability relating to these claims as the Partnership's best estimate is that the arbitration will not result in awards which would require a net amount to be paid in favor of Shell.

e)
In 2017, the Partnership entered into shipbuilding contracts with Samsung Heavy Industries Co., Ltd. to construct four Suezmax Dynamic Positioning 2 (or DP2) shuttle tanker newbuildings, for an aggregate fully built-up cost of approximately $602 million. These newbuilding vessels are being constructed based on the Partnership's new Shuttle Spirit design which incorporates technologies intended to increase fuel efficiency and reduce emissions, including liquefied natural gas (or LNG) propulsion technology. Upon expected delivery in late-2019 through 2020, these vessels are to provide shuttle tanker services in the North Sea, with two to operate under the Partnership’s existing master agreement with Equinor, and two to operate directly within the North Sea CoA fleet. As at December 31, 2018, payments made towards these commitments were $72.9 million and the remaining payments required to be made are estimated to be $248.9 million (2019) and $279.7 million (2020). In 2018, the Partnership secured a debt facility, which as at December 31, 2018, provided total borrowings of up to $60.5 million for the newbuilding payments, of which $40.4 million was undrawn. The Partnership expects to secure additional long-term financing related to these shuttle tanker newbuildings.

In July 2018, the Partnership entered into shipbuilding contracts with Samsung Heavy Industries Co. Ltd., to construct two Aframax DP 2 shuttle tanker newbuildings, for an estimated aggregate fully built-up cost of $270 million. These newbuildings are also being constructed based on the Partnership's new Shuttle Spirit design. Upon delivery in late-2020 through early-2021, these vessels will join the Partnership's CoA portfolio in the North Sea. As at December 31, 2018, payments made towards these commitments were $12.3 million and the remaining payments required to be made are estimated to be $57.7 million (2019), $122.3 million (2020) and $77.5 million (2021). The Partnership expects to secure long-term financing related to these shuttle tanker newbuildings.

f)
Despite generating $281 million of cash flows from operating activities during 2018, the Partnership had a working capital deficit of $488 million as at December 31, 2018. This working capital deficit primarily relates to the scheduled maturities and repayments of $554 million of outstanding debt during the 12 months ending December 31, 2019, which amount was classified as current as at December 31, 2018. The Partnership also anticipates making payments related to commitments to fund vessels under construction during 2019 through 2021 of approximately $776 million (see note 14e).

Based on these factors, during the one-year period following the issuance of these consolidated financial statements, the Partnership will need to obtain additional sources of financing, in addition to amounts generated from operations, to meet its obligations and commitments and minimum liquidity requirements under its financial covenants. Additional potential sources of financing include refinancing debt facilities, increasing amounts available under existing debt facilities, entering into new debt facilities, including additional long-term debt financing related to the six shuttle tanker newbuildings ordered, and extensions and redeployments of existing assets.
The Partnership is actively pursuing the funding alternatives described above, which it considers probable of completion based on the Partnership’s history of being able to raise debt and refinance loan facilities for similar types of vessels. The Partnership is in various stages of completion on these matters.

Based on the Partnership’s liquidity at the date these consolidated financial statements were issued, the liquidity it expects to generate from operations over the following year, and by incorporating the Partnership’s plans to raise additional liquidity that it considers probable of completion, the Partnership expects that it will have sufficient liquidity to enable the Partnership to continue as a going concern for at least the one-year period following the issuance of these consolidated financial statements.